Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of expenses recognized in profit or loss

f.            Expenses recognized in profit or loss

	December 31, 2022	December 31, 2021	December 31, 2020
Plan in force:
Equity settled - SOP	1,776	967	142
Equity settled – RSU	3,401	-	-
Equity settled - ISO	49	-	-
Cash settled	(188)	1,318	41
Shares granted to executives’ officers	448	246	751
Expenses recognized in profit or loss (note 24)	5,486	2,531	934
Other effects in shareholders’ equity	-	1,282	1,751
Total	5,486	3,813	2,685

(-) Effect of cash settled	188	(1,318)	(41)
Effect of movements in exchange rates	(127)	3	8
Total shareholders’ equity	5,547	2,498	2,652

Equity-settled share-based payment arrangement
Share-based compensation
Schedule of key terms and conditions related to the grants under the Group’s stock plan

The key terms and conditions related to the grants under these programs are as follows:

Plan	Currency	Number of granted options/RSUs	Fair value at grant date (R$)	Contractual life (i)	Limit date (i)
Stock options plan (SOP)
04/01/2020 - 1st and 2nd program	R$	3,940,478	1,846	6.8 years	01/01/2027
04/01/2021 - 3rd program	R$	666,616	1,275	5.8 years	01/01/2027
04/01/2021 - 4th program	R$	187,820	298	5.8 years	01/01/2027
04/01/2022	US$	290,099	4,593	6.8 years	01/01/2028
08/01/2022	US$	133,245	737	5.5 years	01/01/2028
09/01/2022	US$	87,629	170	5.4 years	01/01/2028
10/01/2022	US$	7,606	11	5.3 years	01/01/2028

Incentive stock options (ISO)
10/01/2022	US$	83,522	187	5.3 years	01/01/2027

Restricted stock units (RSU)
10/01/2022	US$	46,314	2,250	5.3 years	01/01/2027
11/01/2022	US$	1,399,998	59,771	3.5 years	01/01/2026

(i)	Conditional upon the grace period and assuming the possibility of anticipated vesting in face of a liquidity event.

Schedule of inputs used in the measurement of the fair value at grant date

The Company estimated the following assumptions for the calculation of the fair value of the share options:

c.1 Equity settled.

Grant date	Currency	Exercise price	Share price at grant date	Interest rate	Volatility (% p.a.)	Fair value at grant date	Expected life (weighted-average)
Stock options plan (SOP)
04/01/2020 - 1st and 2nd Program	R$	9.58	21.68	24.19%	1.53%	0.48	3.7 years
04/01/2021 - 3rd program	R$	19.84	21.68	27.73%	2.66%	1.81	4.3 years
04/01/2021 - 4th program	R$	19.84	21.68	27.73%	2.66%	1.85	4.3 years
04/01/2022	US$	16.75	17.50	27.44%	0.39%	3.37	3.0 years
04/01/2022	US$	15.00	11.50	27.44%	2.60%	1.08	2.4 years
04/01/2022	US$	16.75-16.95	8.13	27.44%	3.26%	0.65	2.4 years
04/01/2022	US$	17.50	9.39	27.44%	3.83%	0.26	2.4 years

Incentive stock options (ISO)
10/01/2022	US$	16.75	9.39	27.44%	3.83%	0.44	2.3 years

Restricted stock units (RSU)
10/01/2022	US$	n/a	9.39	27.44%	3.83%	9.39	3.7 years
10/01/2022	US$	n/a	8.29	27.44%	4.07%	8.29	3.5 years

Schedule of reconciliation of outstanding share options and RSUs

d.1 Equity-settled

Grant date	Number of granted options/RSUs	(-) Canceled	(-) Exercised	Number of outstanding on 12/31/2022	Number of vested on 12/31/2022
Stock options plan (SOP)
04/01/2020 - 1st and 2nd Program	3,940,478	(78,360)	(965,052)	2,897,066	1,902,444
04/01/2021 - 3rd program	666,616	-	(71,716)	594,900	84,403
04/01/2021 - 4th program	187,820	(19,900)	(12,367)	155,553	24,624
04/01/2022	290,099	-	-	290,099	-
08/01/2022	133,245	-	-	133,245	-
09/01/2022	87,629	-	-	87,629	-
10/01/2022				-	-
	5,305,887	(98,260)	(1,049,135)	4,158,492	2,011,471

Incentive stock options (ISO)
10/01/2022	83,522	-	-	83,522	-
	83,522	-	-	83,522	-

Restricted stock units (RSU)
10/01/2022	46,314	-	-	46,314	-
11/10/2022	1,399,998	-	-	1,399,998	-
	1,446,312	-	-	1,446,312	-

Cash-settled share-based payment arrangement
Share-based compensation
Schedule of key terms and conditions related to the grants under the Group’s stock plan

The key terms and conditions related to the grants under these programs are as follows:

Grant date	Currency	Number of granted options/RSUs	Contractual life	Limit date	Liabilities carrying amount as of December 31, 2022
Stock options plan (SOP)
04/01/2020 - 2nd Program	R$	69,774	6.8 years	01/01/2027	865
10/06/2021 - 3rd program	R$	6,065	5.3 years	01/01/2027	32
10/21/2021 - 4th program	R$	6,065	5.2 years	01/01/2027	16
10/11/2022	US$	13,101	5.3 years	01/01/2028	2

Schedule of inputs used in the measurement of the fair value at grant date
Grant date	Currency	Exercise price	Share price at grant date	Interest rate	Volatility (% p.a.)	Fair value at grant date	Expected life (weighted-average)
Stock options plan (SOP)
04/01/2020 - 2nd Program	R$	9.58	21.68	1.53%	24.19%	7.76	3.7 years
21/06/2021 - 4th program	R$	19.84	21.68	27.73%	2.66%	16.86	4.3 years
10/21/2021 - 4th program	R$	19.84	21.68	27.73%	2.66%	16.86	4.3 years
10/01/2022	US$	16.75	9.98	3.83%	27.44%	2.10	2.3 years

Schedule of reconciliation of outstanding share options and RSUs

d.2 Cash-settled

Grant date	Number of granted options/RSUs	(-) Canceled	(-) Exercised	Number of outstanding on 12/31/2022	Number of vested on 12/31/2022
Stock options plan (SOP)
04/01/2020 - 2nd Program	69,774	-	(1,774)	68,000	30,526
10/06/2021 - 3rd program	6,065	-	(909)	5,156	909
10/21/2021 - 4th program	6,065	-	-	6,065	909
10/01/2022	13,101	-	-	13,101	-

Cash-settled share-based payment arrangement | Remeasured date December 31, 2022
Share-based compensation
Schedule of inputs used in the measurement of the fair value at grant date

The inputs used in the measurement of the fair value at grant date were remeasured at December 31, 2022:

Grant date	Currency	Exercise price	Share price on December 31, 2022	Interest rate	Volatility (% p.a.)	Fair value at remeasured date December 31, 2022	Expected life (weighted-average)
Stock options plan (SOP)
04/01/2020 - 2nd Program	R$	9.58	34.18	6.16%	31.71%	26.03	3.7 years
10/06/2021 - 4th program	R$	19.84	34.18	6.13%	31.71%	17.35	4.3 years
10/21/2021 - 4th program	R$	19.84	34.18	6.13%	31.71%	17.34	4.3 years
10/01/2022	US$	16.75	6.55	3.83%	31.71%	0.43	2.3 years